Advance to Suppliers (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Advance to Suppliers
Advance to granaries	$ 52,950,530	¥ 343,839,565	¥ 52,268,983
Others	178,425	1,158,618	308,530
Total Advance to suppliers	$ 53,128,955	¥ 344,998,183	¥ 52,577,513